Variable Interest Entities (Details Narrative)	May 02, 2025
Semi Cab Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock issued for purchase ownership percentage	99.99%